UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):
	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Arbor Capital Management, LLC
Address:	One Financial Plaza
		120 S. Sixth St., Ste. 1000
		Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	10/1/2002
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	66

Form 13F Information Table Value Total:	869,930

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    26911  1300065 SH       SOLE                  1119527            180538
ADVANCED NEUROMODULATION SYSTE COM              00757T101    15286   459300 SH       SOLE                   397184             62116
AEROPOSTALE INC.               COM              007865108     5056   328300 SH       SOLE                   283332             44968
AFFILIATED MANAGERS GROUP      COM              008252108    19749   442700 SH       SOLE                   381465             61235
AMERICAN HEALTHWAYS, INC.      COM              02649V104     5909   365400 SH       SOLE                   315700             49700
AMERICAN MEDICAL SYSTEMS HOLDI COM              02744M108    10950   527700 SH       SOLE                   455600             72100
AMSURG CORP-CL A               COM              03232P405    25358   840500 SH       SOLE                   724470            116030
ARTISAN COMPONENTS INC         COM              042923102     2546   279500 SH       SOLE                   240800             38700
AT ROAD INC.                   COM              04648K105     7059  1307300 SH       SOLE                  1127500            179800
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    26663   986800 SH       SOLE                   839400            147400
CABOT MICROELECTRONICS CORP    COM              12709P103    14442   387800 SH       SOLE                   328600             59200
CATALINA MARKETING CORP        COM              148867104    13265   472400 SH       SOLE                   407100             65300
CERNER CORP.                   COM              156782104     8475   240700 SH       SOLE                   207200             33500
CHEESECAKE FACTORY INC         COM              163072101     8418   282200 SH       SOLE                   239492             42708
CHOICEPOINT INC                COM              170388102    19240   539851 SH       SOLE                   465254             74597
CHRISTOPHER & BANKS CORP       COM              171046105    13105   521700 SH       SOLE                   442400             79300
CIMA LABS INC                  COM              171796105    10015   398200 SH       SOLE                   344600             53600
COGNIZANT TECH SOLUTIONS CORP. COM              192446102    11517   200400 SH       SOLE                   173000             27400
COMPUTER PROGRAMS & SYSTEMS    COM              205306103     5185   242500 SH       SOLE                   208700             33800
COOPER COMPANIES INC           COM              216648402    18622   354700 SH       SOLE                   306100             48600
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    15988   560000 SH       SOLE                   483615             76385
DIANON SYSTEMS INC             COM              252826102    20145   425800 SH       SOLE                   367200             58600
DIGITAL INSIGHT                COM              25385P106    14925   949400 SH       SOLE                   807020            142380
DREXLER TECHNOLOGY CORP        COM              261876106    10165   699100 SH       SOLE                   602692             96408
EDUCATION MANAGEMENT CORP      COM              28139T101     2395    54100 SH       SOLE                    46600              7500
EMBARCADERO TECHNOLOGIES INC.  COM              290787100     2460   587200 SH       SOLE                   506500             80700
ERESEARCH TECHNOLOGY INC       COM              29481V108     2402   130200 SH       SOLE                   112300             17900
EURONET WORLDWIDE INC          COM              298736109     1689   335700 SH       SOLE                   289600             46100
EXPEDITORS INTL WASH           COM              302130109    15054   538800 SH       SOLE                   464328             74472
EXPRESS SCRIPTS INC            COM              302182100    12643   231900 SH       SOLE                   198300             33600
FACTSET RESH SYS INC           COM              303075105    19010   716000 SH       SOLE                   617120             98880
FRED'S INC.                    COM              356108100    11188   374700 SH       SOLE                   324900             49800
GETTY IMAGES INC               COM              374276103    24716  1232100 SH       SOLE                  1077200            154900
HOT TOPIC INC                  COM              441339108    16142   895300 SH       SOLE                   771984            123316
HOTELS.COM                     COM              44147T108    42204   834400 SH       SOLE                   708200            126200
HPL TECHNOLOGIES INC           COM              40426C105        0  1089000 SH       SOLE                   938600            150400
ICU MEDICAL INC                COM              44930G107    25601   701000 SH       SOLE                   604358             96642
INFORMATION HOLDINGS INC.      COM              456727106    14954   690700 SH       SOLE                   594856             95844
INTERCEPT INC.                 COM              45845L107     4988   504300 SH       SOLE                   433900             70400
INVESTMENT TECHNOLOGY GROUP    COM              46145F105    14945   510750 SH       SOLE                   442150             68600
INVESTORS FINANCIAL SVCS CP    COM              461915100    30056  1110300 SH       SOLE                   957120            153180
ITT EDUCATIONAL SERVICES INC   COM              45068B109     9340   497600 SH       SOLE                   429200             68400
KRISPY KREME DOUGHNUTS INC     COM              501014104    10081   322500 SH       SOLE                   277828             44672
LABRANCHE & CO                 COM              505447102     8977   443300 SH       SOLE                   381500             61800
LEAPFROG ENTERPRISES INC.      COM              52186N106     5746   304000 SH       SOLE                   261500             42500
MACROVISION CORP               COM              555904101     5113   418100 SH       SOLE                   353592             64508
MEDSOURCE TECHNOLOGIES INC     COM              58505Y103     4895   650906 SH       SOLE                   560503             90403
MERCURY COMPUTER SYSTEMS INC   COM              589378108     8104   343400 SH       SOLE                   297400             46000
MICREL INC                     COM              594793101     3437   557900 SH       SOLE                   481100             76800
MONOLITHIC SYSTEM TECHNOLOGY   COM              609842109    15465  1546500 SH       SOLE                  1335368            211132
NASSDA CORP                    COM              63172M101     2873   550300 SH       SOLE                   474356             75944
NETFLIX.COM INC                COM              64110L106     6501   670200 SH       SOLE                   577700             92500
NETSCREEN TECHNOLOGIES INC.    COM              64117V107     5344   492500 SH       SOLE                   424369             68131
O'REILLY AUTOMOTIVE INC.       COM              686091109    19470   680300 SH       SOLE                   588800             91500
O2MICRO INTERNATIONAL LTD      COM              G6797E106     9842  1249000 SH       SOLE                  1076900            172100
ODYSSEY HEALTHCARE INC         COM              67611V101    25002   834800 SH       SOLE                   719343            115457
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    29245  1007400 SH       SOLE                   855494            151906
PEC SOLUTIONS INC              COM              705107100    18157   815700 SH       SOLE                   703200            112500
PHOTON DYNAMICS INC            COM              719364101     8613   462300 SH       SOLE                   398300             64000
PRACTICEWORKS INC.             COM              739419109    16876   975500 SH       SOLE                   841700            133800
RESOURCES CONNECTION INC.      COM              76122Q105     8313   576900 SH       SOLE                   495500             81400
STRAYER EDUCATION INC          COM              863236105    12630   212300 SH       SOLE                   182991             29309
SURMODICS INC                  COM              868873100    38276  1204800 SH       SOLE                  1038400            166400
THERASENSE INC                 COM              883381105    16837  1206100 SH       SOLE                  1040800            165300
VERISITY LTD.                  COM              M97385112     7017   587700 SH       SOLE                   505800             81900
WEBSENSE INC.                  COM              947684106     4339   373700 SH       SOLE                   322400             51300